Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation.  Prior to our IPO, CWH directly or indirectly wholly owned us, and we have presented applicable transactions at CWH’s historical basis.

These consolidated financial statements include the accounts of us and our subsidiaries, all of which are 100% owned directly or indirectly by us. All intercompany transactions and balances have been eliminated.

We account for our investment in Affiliates Insurance Company, or AIC, using the equity method of accounting. Significant influence is present through common representation on the boards of trustees or directors of us and AIC. Our Managing Trustees are also owners of Reit Management & Research LLC, or RMR, which is the manager of us and AIC, and each of our Trustees is a director of AIC. See Note 5 for a further discussion of our investment in AIC.

Real Estate Properties

Real Estate Properties.  As required by U.S. generally accepted accounting principles, or GAAP, we have generally adopted the accounting treatment and policies for our properties and business which were previously employed by CWH. We record our Initial Properties at cost to CWH and our other properties at our cost and provide depreciation on real estate investments on a straight line basis over estimated useful lives ranging up to 40 years. We and CWH estimated the purchase price allocations and the useful lives of our properties. In some circumstances, we and CWH engaged independent real estate appraisal firms to provide market information and evaluations which are relevant to our purchase price allocations and determinations of useful lives; however, we are ultimately responsible for the purchase price allocations and determinations of useful lives.

We and CWH allocated the purchase prices of our properties to land, building and improvements based on determinations of the relative fair values of these assets assuming the properties are vacant. We and CWH determined the fair value of each property using methods similar to those used by independent appraisers. We and CWH allocated a portion of the purchase price of our properties to above market and below market leases based on the present value (using an interest rate which reflects the risks associated with acquired in place leases at the time each property was acquired by us or CWH) of the difference between (i) the contractual amounts to be paid pursuant to the acquired in place leases and (ii) our estimates of fair market lease rates for the corresponding leases, measured over a period equal to the terms of the respective leases. We and CWH allocated a portion of the purchase price to acquired in place leases and tenant relationships in an amount equal to the excess of (i) the purchase price paid for each property, after adjusting existing acquired in place leases to market rental rates, over (ii) the estimated fair value of the property, as if vacant. We and CWH allocated this aggregate value between acquired in place lease values and tenant relationships based on our evaluation of the specific characteristics of each tenant’s lease. However, we have not separated the value of tenant relationships from the value of acquired in place leases because such value and related amortization expense is immaterial to the accompanying financial statements. In making these allocations, we considered factors such as estimated carrying costs during the expected lease up periods, including real estate taxes, insurance and other operating income and expenses and costs, such as leasing commissions, legal and other related expenses, to execute similar leases in current market conditions at the time a property was acquired by us or CWH. If the value of tenant relationships becomes material in the future, we may separately allocate those amounts and amortize the allocated amount over the estimated life of the relationships.

We amortize capitalized above market lease values (included in acquired in place real estate leases in our consolidated balance sheets) and below market lease values (presented as assumed real estate lease obligations in our consolidated balance sheets) as a reduction or increase, respectively, to rental income over the terms of the associated leases. Such amortization resulted in net decreases to rental income of $2,056, $725, and $78 during the years ended December 31, 2012, 2011 and 2010, respectively, and increases to discontinued operations of $244, $227 and $44 during the years ended December 31, 2012, 2011 and 2010, respectively. We amortize the value of acquired in place leases (included in acquired in place real estate leases in our consolidated balance sheets), exclusive of the value of above market and below market acquired in place leases, over the terms of the associated leases. Such amortization amounted to $17,389, $12,182 and $4,490 during the years ended December 31, 2012, 2011 and 2010, respectively.  The amount of such amortization included in income from discontinued operations totaled $306, $391 and $103 during the years ended December 31, 2012, 2011 and 2010, respectively. When a lease is terminated prior to its stated expiration, we write off the unamortized amounts relating to that lease.

Capitalized above market lease values for properties held and used in operations were $39,594 and $38,376 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $10,892 and $6,936, respectively.  Capitalized above market lease values for properties classified as discontinued operations were $4 and $39 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $3 and $147, respectively. Capitalized below market lease values for properties held and used in operations were $28,408 and $20,539 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $9,279 and $9,137, respectively. Capitalized below market lease values for properties classified as discontinued operations were zero and $279 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of zero and $419, respectively.  The value of acquired in place leases for properties held and used in operations, exclusive of the value of above and below market acquired in place leases, were $148,578 and $105,507 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $32,769 and $19,355, respectively.  The value of acquired in place leases for properties classified as discontinued operations, exclusive of the value of above and below market acquired in place leases, were $78 and $384 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $50 and $494, respectively.  Future amortization of net intangible lease assets and liabilities, excluding discontinued operations, to be recognized over the current terms of the associated leases as of December 31, 2012 are estimated to be $20,514 in 2013, $19,919 in 2014, $17,757 in 2015, $15,976 in 2016, $14,410 in 2017 and $36,696 thereafter.

We regularly evaluate whether events or changes in circumstances have occurred that could indicate an impairment in the value of long lived assets. If there is an indication that the carrying value of an asset is not recoverable, we estimate the projected undiscounted cash flows to determine if an impairment loss should be recognized. We determine the amount of any impairment loss by comparing the historical carrying value to estimated fair value. We estimate fair value through an evaluation of recent financial performance and projected discounted cash flows using standard industry valuation techniques. In addition to consideration of impairment upon the events or changes in circumstances described above, we regularly evaluate the remaining lives of our long lived assets. If we change our estimate of the remaining lives, we allocate the carrying value of the affected assets over their revised remaining lives.

Cash and Cash Equivalents	Cash and Cash Equivalents. We consider highly liquid investments with original maturities of three months or less at the date of purchase to be cash equivalents.
Restricted Cash

Restricted Cash.  Restricted cash consists of amounts escrowed for future real estate taxes, insurance, leasing costs, capital expenditures and debt service, as required by certain of our mortgage debts.

Deferred leasing costs

Deferred Leasing Costs.  Deferred leasing costs include brokerage, legal and other fees associated with the successful negotiation of leases and are amortized on a straight line basis over the terms of the respective leases. Deferred leasing costs totaled $9,395 and $5,684 at December 31, 2012 and 2011, respectively, and accumulated amortization of deferred leasing costs totaled $1,734 and $2,610 at December 31, 2012 and 2011, respectively. Future amortization of deferred leasing costs to be recognized during the current terms of our existing leases as of December 31, 2012 are estimated to be $1,316 in 2013, $1,241 in 2014, $1,177 in 2015, $1,011 in 2016, $651 in 2017 and $2,265 thereafter.

Deferred financing fees

Deferred Financing Fees.  Deferred financing fees include issuance or assumption costs related to borrowings and are capitalized and amortized on a straight line basis over the terms of the respective loans. At December 31, 2012 and 2011, deferred financing fees totaled $9,335 and $7,372, respectively, and accumulated amortization of deferred financing fees totaled $3,617 and $1,822, respectively. Future amortization of deferred financing fees to be recognized with respect to our loans as of December 31, 2012 are estimated to be $1,807 in 2013, $1,803 in 2014, $1,540 in 2015, $449 in 2016, $45 in 2017 and $74 thereafter.

Revenue Recognition

Revenue Recognition.  Rental income from operating leases is recognized on a straight line basis over the life of lease agreements. We increased (decreased) rental income by $3,553, $1,729 and ($5) to record revenue on a straight line basis during the years ended December 31, 2012, 2011 and 2010, respectively.  Rents receivable include $7,455 and $3,901 of straight line rent receivables at December 31, 2012 and 2011, respectively.

Income Taxes

Income Taxes.  We have elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, and, accordingly, we generally will not be subject to federal income taxes provided we distribute our taxable income and meet certain other requirements to qualify as a REIT. We are, however, subject to certain state and local taxes.

Cumulative Other Comprehensive Income	Cumulative Other Comprehensive Income. Cumulative other comprehensive income consists of the unrealized gains related to our investment in AIC, as described in Note 5.
Reclassifications	Reclassifications. Certain reclassifications have been made to the prior years’ financial statements to conform to the current year’s presentation.
Use of Estimates

Use of Estimates.  Preparation of these financial statements in conformity with GAAP requires us to make estimates and assumptions that may affect the amounts reported in these consolidated financial statements and related notes. The actual results could differ from these estimates.

Net Income Per Share	Net Income Per Share. We compute net income per common share using the weighted average number of common shares outstanding. We had no common share equivalents during the periods presented.
Segment Reporting	Segment Reporting. We operate in one business segment: ownership of properties that are primarily leased to government tenants.